ACCRUED LIABILITIES:	12 Months Ended
Dec. 31, 2014
ACCRUED LIABILITIES:
ACCRUED LIABILITIES:

NOTE 2—ACCRUED LIABILITIES:

Accrued liabilities are comprised of the following:

	December 31,
	2014	2013
Compensation	$9,788	$9,445
Other employee benefits	7,185	7,825
Taxes, other than income	3,284	2,776
Advertising and promotions	19,805	19,133
Other	6,420	6,401
	$46,482	$45,580